INCOME TAX PROVISION Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities, Gross, Current	$ 1,450	$ 437
Deferred taxes – long term liability	33,916	31,132
Deferred taxes – current assets	486	3,315
Deferred taxes – long term assets	7,026	24,087
Net deferred liability	$ (27,854)	$ (4,167)